INCOME TAXES - Schedule of Pre-tax Net Operating Loss Expiration Period (Details) - First Energy [Member] $ in Millions	Dec. 31, 2025 USD ($)
State
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	$ 7,519
Local
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	6,161
2026-2030 | State
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	1,658
2026-2030 | Local
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	6,161
2031-2035 | State
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	1,168
2031-2035 | Local
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	0
2036-2040 | State
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	1,026
2036-2040 | Local
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	0
2041-2045 | State
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	1,216
2041-2045 | Local
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	0
Indefinite | State
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	2,451
Indefinite | Local
Pre-tax net operating loss expiration period
Pre-tax net operating loss carryforwards for state and local income tax purposes	$ 0